Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net loss	$ (692,584)	$ (5,772,595)	$ (2,955,849)	$ (2,056,519)	$ (6,465,179)	$ (5,012,368)	[1]	$ (7,494,617)	$ (9,826,283)
Depreciation, depletion, and amortization expense	$ 2,136,209		458,190		3,927,185	555,265	[1]	3,170,092	2,407,098
Deferred income tax benefit					(2,119,384)	(1,239,128)	[1]	2,137,659	(3,470,407)
Accrued liabilities and other					1,032,756	1,809,667	[1]	4,935,434	3,018,930
Net cash provided by operating activities					$ 211,023	(2,296,949)	[1]	(7,645,418)	$ 3,700,686
As Reported [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net loss			(1,300,479)	(1,752,231)				(10,126,617)
Depreciation, depletion, and amortization expense								6,710,092
Deferred income tax benefit						(1,169,130)		1,266,659
Accrued liabilities and other								4,898,434
Net cash provided by operating activities						(1,796,949)		(7,645,418)
Adjustments [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net loss			$ (1,655,370)	$ (304,288)				2,632,000
Depreciation, depletion, and amortization expense								(3,540,000)
Deferred income tax benefit						(69,998)		871,000
Accrued liabilities and other								37,000
Net cash provided by operating activities						$ (500,000)

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11